SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Property, Plant and Equipment, Estimated Useful Lives
Computer and transmission equipment	3 years
Furniture and office equipment	3 years
Motor vehicles	3 years
Leasehold improvements	Over the shorter of the lease term or useful lives
Communication equipment	1 year
Office building	20 years

Allowance for Credit Losses
	Balance at	Charged to		Balance at
	beginning of the year	expense	Written-off	end of the year
2010	$-	$45,857	$(45,857)	$-
2011	$-	$222,007	$-	$222,007
2012	$222,007	$5,626	$(222,007)	$5,626